Contract assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Contract assets: unbilled revenue | $	$ 441		$ 899
Contract liabilities: deferred revenue | $	(869)		(1,370)
Net contract (liabilities) / assets | $	$ (428)		$ (471)
ZHEJIANG TIANLAN
Contract assets: unbilled revenue | ¥		¥ 80,961		¥ 100,994
Contract liabilities: deferred revenue | ¥		(55,898)		(41,045)
Net contract (liabilities) / assets | ¥		¥ 25,063		¥ 59,948